Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2012
Registrant Name	dei_EntityRegistrantName	SEI DAILY INCOME TRUST /MA/
Central Index Key	dei_EntityCentralIndexKey	0000701939
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2012
SDIT MONEY MARKET FUND (First Prospectus Summary) | SDIT MONEY MARKET FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCMXX
SDIT PRIME OBLIGATION FUND (First Prospectus Summary) | SDIT PRIME OBLIGATION FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPXX
SDIT GOVERNMENT FUND (First Prospectus Summary) | SDIT GOVERNMENT FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEOXX
SDIT GOVERNMENT II FUND (First Prospectus Summary) | SDIT GOVERNMENT II FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCGXX
SDIT TREASURY FUND (First Prospectus Summary) | SDIT TREASURY FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEPXX
SDIT TREASURY II FUND (First Prospectus Summary) | SDIT TREASURY II FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCPXX
SDIT MONEY MARKET FUND (Second Prospectus Summary) | SDIT MONEY MARKET FUND | CLASS B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SKBXX
SDIT PRIME OBLIGATION FUND (Second Prospectus Summary) | SDIT PRIME OBLIGATION FUND | CLASS B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPBXX
SDIT GOVERNMENT FUND (Second Prospectus Summary) | SDIT GOVERNMENT FUND | CLASS B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEVXX
SDIT GOVERNMENT II FUND (Second Prospectus Summary) | SDIT GOVERNMENT II FUND | CLASS B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVBXX
SDIT TREASURY FUND (Second Prospectus Summary) | SDIT TREASURY FUND | CLASS B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STYXX
SDIT TREASURY II FUND (Second Prospectus Summary) | SDIT TREASURY II FUND | CLASS B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STBXX
SDIT MONEY MARKET FUND (Third Prospectus Summary) | SDIT MONEY MARKET FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SICXX
SDIT PRIME OBLIGATION FUND (Third Prospectus Summary) | SDIT PRIME OBLIGATION FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SOLXX
SDIT GOVERNMENT FUND (Third Prospectus Summary) | SDIT GOVERNMENT FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGOXX
SDIT GOVERNMENT II FUND (Third Prospectus Summary) | SDIT GOVERNMENT II FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGTXX
SDIT TREASURY FUND (Third Prospectus Summary) | SDIT TREASURY FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDCXX
SDIT TREASURY II FUND (Third Prospectus Summary) | SDIT TREASURY II FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STWXX
SDIT MONEY MARKET FUND (Fourth Prospectus Summary) | SDIT MONEY MARKET FUND | SWEEP CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SISXX
SDIT PRIME OBLIGATION FUND (Fourth Prospectus Summary) | SDIT PRIME OBLIGATION FUND | SWEEP CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPWXX
SDIT GOVERNMENT FUND (Fourth Prospectus Summary) | SDIT GOVERNMENT FUND | SWEEP CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGWXX
SDIT TREASURY FUND (Fourth Prospectus Summary) | SDIT TREASURY FUND | SWEEP CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSWXX
SDIT PRIME OBLIGATION FUND (Fifth Prospectus Summary) | SDIT PRIME OBLIGATION FUND | CLASS H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPHXX
SDIT ULTRA SHORT DURATION BOND FUND (First Prospectus Summary) | SDIT ULTRA SHORT DURATION BOND FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SECPX
SDIT SHORT DURATION GOVERNMENT FUND (Prospectus Summary) | SDIT SHORT DURATION GOVERNMENT FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCSGX
SDIT INTERMEDIATE DURATION GOVERNMENT FUND (Prospectus Summary) | SDIT INTERMEDIATE DURATION GOVERNMENT FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPGX
SDIT GNMA FUND (Prospectus Summary) | SDIT GNMA FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEGMX
SDIT ULTRA SHORT DURATION BOND FUND (Second Prospectus Summary) | SDIT ULTRA SHORT DURATION BOND FUND | Class G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A